Employee Benefits - Summary of Terms and Conditions of Share-based Payment Arrangement (Detail) shares in Thousands, Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2019 R$ / shares	Dec. 31, 2018 R$ / shares	Dec. 31, 2018 R$ / shares	Dec. 31, 2018 shares R$ / shares	Dec. 31, 2018 R$ / shares	Dec. 31, 2017 R$ / shares	Dec. 31, 2017 R$ / shares	Dec. 31, 2017 shares R$ / shares	Dec. 31, 2017 R$ / shares	Dec. 31, 2016 shares	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing options	17,568	18,342	18,342	18,342	18,342
Vested options	604		1,671	3,344			1,612
Existing stock						1,060	1,060	1,060	1,060
Vested stock	8	18	18	18	18
Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing options	17,568	9,171	9,171	9,171	9,171	7,204	7,204	7,204	7,204	6,381
Vested options	(3,278)		(98)	1,672			(10)	1,376		1,692
Stock Option [Member] | March 18, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 18, 2013	March 18, 2013				March 18, 2013
Right acquisition conditions	4 years of service as from the grant date	4 years of service as from the grant date				4 years of service as from the grant date
Exercise price	R$ 37.60	R$ 71.99	R$ 71.99	R$ 71.99	R$ 71.99	R$ 69.49	R$ 69.49	R$ 69.49	R$ 69.49
Fair value	R$ 6.05				R$ 12.10				R$ 12.10
Existing options	565	364	364	364	364	401	401	401	401
Remaining contractual life	1 year 2 months 12 days	2 years 6 months				3 years 3 months 18 days
Vested options			364				401
Stock Option [Member] | March 17, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 17, 2014	March 17, 2014				March 17, 2014
Right acquisition conditions	4 years of service as from the grant date	4 years of service as from the grant date				4 years of service as from the grant date
Exercise price	R$ 25.16	R$ 48.17	R$ 48.17	R$ 48.17	R$ 48.17	R$ 46.50	R$ 46.50	R$ 46.50	R$ 46.50
Fair value	R$ 4.27				R$ 8.54				R$ 8.54
Existing options	133	455	455	455	455	531	531	531	531
Remaining contractual life	2 years 2 months 12 days	3 years 6 months				4 years 3 months 18 days
Vested options	133		455				266
Stock Option [Member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 16, 2015	March 16, 2015				March 16, 2015
Right acquisition conditions	From 2 to 4 years of service as from the grant date	From 2 to 4 years of service as from the grant date				From 2 to 4 years of service as from the grant date
Exercise price	R$ 13.60	R$ 27.59	R$ 27.59	R$ 27.59	R$ 27.59	R$ 28.09	R$ 28.09	R$ 28.09	R$ 28.09
Existing options	226	617	617	617	617	710	710	710	710
Remaining contractual life	3 years 3 months 18 days	4 years 3 months 18 days				5 years 3 months 18 days
Vested options	225		392				236
Stock Option [Member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 28, 2015 (Strategy acceleration)	July 28, 2015 (Strategy acceleration)				July 28, 2015 (Strategy acceleration)
Right acquisition conditions	From 4 to 5 years of service as from the grant date	From 4 to 5 years of service as from the grant date				From 4 to 5 years of service as from the grant date
Exercise price	R$ 12.90	R$ 26.18	R$ 26.18	R$ 26.18	R$ 26.18	R$ 26.68	R$ 26.68	R$ 26.68	R$ 26.68
Existing options	1,295	1,100	1,100	1,100	1,100	1,266	1,266	1,266	1,266
Remaining contractual life	3 years 7 months 6 days	4 years 7 months 6 days				5 years 8 months 12 days
Stock Option [Member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 15, 2016	March 15, 2016				March 15, 2016
Right acquisition conditions	From 2 to 4 years of service as from the grant date	From 2 to 4 years of service as from the grant date				From 2 to 4 years of service as from the grant date
Exercise price	R$ 12.84	R$ 26.06	R$ 26.06	R$ 26.06	R$ 26.06	R$ 26.55	R$ 26.55	R$ 26.55	R$ 26.55
Existing options	344	327	327	327	327	359	359	359	359
Remaining contractual life	4 years 3 months 18 days	5 years 3 months 18 days				6 years 3 months 18 days
Vested options	143		109
Stock Option [Member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 11, 2016 (Strategy acceleration)	July 11, 2016 (Strategy acceleration)				July 11, 2016 (Strategy acceleration)
Right acquisition conditions	From 4 to 5 years of service as from the grant date	From 4 to 5 years of service as from the grant date				From 4 to 5 years of service as from the grant date
Exercise price	R$ 11.41	R$ 23.21	R$ 23.21	R$ 23.21	R$ 23.21	R$ 23.70	R$ 23.70	R$ 23.70	R$ 23.70
Fair value									R$ 26.96
Existing options	2,640	1,320	1,320	1,320	1,320	1,540	1,540	1,540	1,540
Remaining contractual life	4 years 7 months 6 days	5 years 7 months 6 days				6 years 7 months 6 days
Stock Option [Member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2017	March 10, 2017				March 10, 2017
Right acquisition conditions	From 2 to 4 years of service as from the grant date	From 2 to 4 years of service as from the grant date				From 2 to 4 years of service as from the grant date
Exercise price	R$ 12.59	R$ 25.57	R$ 25.57	R$ 25.57	R$ 25.57	R$ 26.07	R$ 26.07	R$ 26.07	R$ 26.07
Existing options	741	536	536	536	536	583	583	583	583
Remaining contractual life	5 years 3 months 18 days	6 years 3 months 18 days				7 years 3 months 18 days
Vested options	103
Stock Option [Member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2017 (Strategy acceleration)	March 10, 2017 (Strategy acceleration)				March 10, 2017 (Strategy acceleration)
Right acquisition conditions	From 4 to 5 years of service as from the grant date	From 4 to 5 years of service as from the grant date				From 4 to 5 years of service as from the grant date
Exercise price	R$ 12.59	R$ 25.57	R$ 25.57	R$ 25.57	R$ 25.57	R$ 26.07	R$ 26.07	R$ 26.07	R$ 26.07
Existing options	2,210	1,105	1,105	1,105	1,105	1,105	1,105	1,105	1,105
Remaining contractual life	5 years 3 months 18 days	6 years 3 months 18 days				7 years 3 months 18 days
Stock Option [Member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018	March 12, 2018
Right acquisition conditions	From 2 to 4 years of service as from the grant date	From 2 to 4 years of service as from the grant date
Exercise price	R$ 16.96	R$ 34.32	R$ 34.32	R$ 34.32	R$ 34.32
Existing options	2,059	1,096	1,096	1,096	1,096
Remaining contractual life	6 years 3 months 18 days	7 years 3 months 18 days
Stock Option [Member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 (Strategy acceleration)	March 12, 2018 (Strategy acceleration)
Right acquisition conditions	From 3 to 5 years of service as from the grant date	From 3 to 5 years of service as from the grant date
Existing options	3,800	1,900	1,900	1,900	1,900
Remaining contractual life	6 years 3 months 18 days	7 years 3 months 18 days
Stock Option [Member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019
Right acquisition conditions	From 3 to 4 years of service as from the grant date
Exercise price	R$ 23.54
Existing options	1,655
Remaining contractual life	7 years 3 months 18 days
Stock Option [Member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019 (Strategy acceleration)
Right acquisition conditions	From 4 to 5 years of service as from the grant date
Exercise price	R$ 23.54
Existing options	1,900
Remaining contractual life	7 years 3 months 18 days
Stock Option [Member] | March 23, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 23, 2011				March 23, 2011
Right acquisition conditions		4 years of service as from the grant date				4 years of service as from the grant date
Exercise price		R$ 65.88	R$ 65.88	R$ 65.88	R$ 65.88	R$ 63.60	R$ 63.60	R$ 63.60	R$ 63.60
Fair value					R$ 16.45				R$ 16.45
Existing options		351	351	351	351	422	422	422	422
Remaining contractual life		6 months				1 year 2 months 12 days
Vested options			351				422
Stock Option [Member] | March 19, 2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date						March 19, 2010
Right acquisition conditions						4 years of service as from the grant date
Exercise price						R$ 54.49	R$ 54.49	R$ 54.49	R$ 54.49
Fair value									R$ 10.82
Existing options						287	287	287	287
Remaining contractual life						2 months 12 days
Vested options							287
Stock Option [Member] | Bottom of range [member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 4.85				R$ 9.70				R$ 9.70
Stock Option [Member] | Bottom of range [member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.20				12.40				12.40
Stock Option [Member] | Bottom of range [member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	7.16				14.31				14.31
Stock Option [Member] | Bottom of range [member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.84				13.67
Stock Option [Member] | Bottom of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.65				13.31				13.31
Stock Option [Member] | Bottom of range [member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.87				13.73				13.73
Stock Option [Member] | Bottom of range [member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	7.96				15.92
Stock Option [Member] | Bottom of range [member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	12.16	R$ 25.57	R$ 25.57	R$ 25.57	25.57
Fair value	8.21				16.41
Stock Option [Member] | Bottom of range [member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	11.71
Stock Option [Member] | Bottom of range [member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	11.51
Stock Option [Member] | Top of range [member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	5.29				10.57				10.57
Stock Option [Member] | Top of range [member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.23				12.46				12.46
Stock Option [Member] | Top of range [member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	7.43				14.85				14.85
Stock Option [Member] | Top of range [member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.89				13.78
Stock Option [Member] | Top of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.68				13.35				13.35
Stock Option [Member] | Top of range [member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.89				13.78				R$ 13.78
Stock Option [Member] | Top of range [member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	8.21				16.41
Stock Option [Member] | Top of range [member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	16.96	R$ 34.32	R$ 34.32	R$ 34.32	34.32
Fair value	9.67				R$ 19.34
Stock Option [Member] | Top of range [member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	11.82
Stock Option [Member] | Top of range [member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 11.71
Restricted Stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing stock	3,092	1,442	1,442	1,442	1,442
Vested stock	3,092	1,442	1,442	1,442	1,442	1,059	1,059	1,059	1,059	884	510
Restricted Stock [Member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 16, 2015				March 16, 2015
Right acquisition conditions		From 2 to 4 years of service as from the grant date				From 2 to 4 years of service as from the grant date
Remaining contractual life	2 months 12 days
Existing stock		122	122	122	122	267	267	267	267
Vested stock		7	7	7	7
Restricted Stock [Member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 15, 2016	March 15, 2016				March 15, 2016
Right acquisition conditions	From 2 to 4 years of service as from the grant date	From 2 to 4 years of service as from the grant date				From 2 to 4 years of service as from the grant date
Remaining contractual life	6 months					6 years 3 months 18 days
Existing stock	227	232	232	232	232	374	374	374	374
Vested stock	5	11	11	11	11
Restricted Stock [Member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2017	March 10, 2017
Right acquisition conditions	From 2 to 4 years of service as from the grant date	From 2 to 4 years of service as from the grant date
Existing stock	465	365	365	365	365
Vested stock	3
Restricted Stock [Member] | March 12, 2018 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 – Plan I	March 12, 2018 – Plan I
Right acquisition conditions	From 2 to 4 years of service as from the grant date	From 2 to 4 years of service as from the grant date
Existing stock	716	373	373	373	373
Restricted Stock [Member] | March 12, 2018 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 – Plan II	March 12, 2018 – Plan II
Right acquisition conditions	From 0.4 to 2.4 years of service as from the grant date	From 0.4 to 2.4 years of service as from the grant date
Remaining contractual life	9 months 18 days
Existing stock	89	89	89	89	89
Restricted Stock [Member] | March 12, 2018 – Plan III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 – Plan III	March 12, 2018 – Plan III
Right acquisition conditions	From 1 to 3 years of service as from the grant date	From 1 to 3 years of service as from the grant date
Existing stock	148	111	111	111	111
Restricted Stock [Member] | March 12, 2018 – Extraordinary Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 – Extraordinary Plan I	March 12, 2018 – Extraordinary Plan I
Right acquisition conditions	From 1 to 3 years of service as from the grant date	From 1 to 3 years of service as from the grant date
Existing stock	8	6	6	6	6
Restricted Stock [Member] | March 12, 2018 – Extraordinary Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 12, 2018 – Extraordinary Plan II
Right acquisition conditions		From 0.5 to 1.5 year of service as from the grant date
Fair value					R$ 0.7
Existing stock		10	10	10	10
Restricted Stock [Member] | August 13, 2018 – Extraordinary Plan III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 13, 2018 – Extraordinary Plan III	August 13, 2018 – Extraordinary Plan III
Right acquisition conditions	From 0.7 to 1.7 year of service as from the grant date	From 0.7 to 1.7 year of service as from the grant date
Remaining contractual life	4 months 24 days
Existing stock	50	50	50	50	50
Restricted Stock [Member] | August 13, 2018 – Extraordinary Plan IV
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 13, 2018 – Extraordinary Plan IV	August 13, 2018 – Extraordinary Plan IV
Right acquisition conditions	From 0.8 to 1.8 v year of service as from the grant date	From 0.8 to 1.8 v year of service as from the grant date
Remaining contractual life	6 months
Existing stock	25	25	25	25	25
Restricted Stock [Member] | August 13, 2018 – Extraordinary Plan VI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 13, 2018 – Extraordinary Plan VI	August 13, 2018 – Extraordinary Plan VI
Right acquisition conditions	From 1.6 to 3.6 years of service as from the grant date	From 1.6 to 3.6 years of service as from the grant date
Existing stock	75	39	39	39	39
Restricted Stock [Member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019 – Plan I
Right acquisition conditions	From 2 to 4 years of service as from the grant date
Existing stock	821
Restricted Stock [Member] | April 12, 2019 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019 – Plan II
Right acquisition conditions	From 1 to 3 years of service as from the grant date
Existing stock	468
Restricted Stock [Member] | August 13, 2018 – Extraordinary Plan V
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		August 13, 2018 – Extraordinary Plan V
Right acquisition conditions		From 1 to 2 years of service as from the grant date
Existing stock		20	20	20	20
Restricted Stock [Member] | Bottom of range [member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value					R$ 20.42				R$ 20.42
Remaining contractual life						0 years
Restricted Stock [Member] | Bottom of range [member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 11.98				23.97				23.97
Remaining contractual life		2 months 12 days
Restricted Stock [Member] | Bottom of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date						March 10, 2017
Right acquisition conditions						From 2 to 4 years of service as from the grant date
Fair value	R$ 11.69				23.39				R$ 23.39
Remaining contractual life	2 months 12 days	2 months 12 days				7 years 3 months 18 days
Existing stock						419	419	419	419
Restricted Stock [Member] | Bottom of range [member] | March 12, 2018 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 15.18				30.37
Remaining contractual life	2 months 12 days	1 year 2 months 12 days
Restricted Stock [Member] | Bottom of range [member] | March 12, 2018 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 15.76				31.52
Remaining contractual life		7 months 6 days
Restricted Stock [Member] | Bottom of range [member] | March 12, 2018 – Plan III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 15.54				31.08
Remaining contractual life	2 months 12 days	2 months 12 days
Restricted Stock [Member] | Bottom of range [member] | March 12, 2018 – Extraordinary Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 15.54				31.09
Remaining contractual life	2 months 12 days	2 months 12 days
Restricted Stock [Member] | Bottom of range [member] | March 12, 2018 – Extraordinary Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value					32.14
Restricted Stock [Member] | Bottom of range [member] | August 13, 2018 – Extraordinary Plan III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 13.08				26.17
Remaining contractual life		4 months 24 days
Restricted Stock [Member] | Bottom of range [member] | August 13, 2018 – Extraordinary Plan IV
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	13.06				26.13
Remaining contractual life		6 months
Restricted Stock [Member] | Bottom of range [member] | August 13, 2018 – Extraordinary Plan VI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 12.24				24.49
Remaining contractual life	2 months 12 days	1 year 2 months 12 days
Restricted Stock [Member] | Bottom of range [member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 21.62
Remaining contractual life	1 year 2 months 12 days
Restricted Stock [Member] | Bottom of range [member] | April 12, 2019 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 22.14
Remaining contractual life	2 months 12 days
Restricted Stock [Member] | Bottom of range [member] | August 13, 2018 – Extraordinary Plan V
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value					26.04
Remaining contractual life		7 months 6 days
Restricted Stock [Member] | Top of range [member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value					22.27				R$ 22.27
Remaining contractual life						5 years 3 months 18 days
Restricted Stock [Member] | Top of range [member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 12.85				25.70				25.70
Remaining contractual life		1 year 2 months 12 days
Restricted Stock [Member] | Top of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 12.51				25.02				R$ 25.02
Remaining contractual life	1 year 2 months 12 days	2 years 2 months 12 days
Restricted Stock [Member] | Top of range [member] | March 12, 2018 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 15.9				31.80
Remaining contractual life	2 years 6 months	3 years 2 months 12 days
Restricted Stock [Member] | Top of range [member] | March 12, 2018 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 16.49				32.99
Remaining contractual life		1 year 7 months 6 days
Restricted Stock [Member] | Top of range [member] | March 12, 2018 – Plan III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 16.27				32.55
Remaining contractual life	1 year 2 months 12 days	2 years 2 months 12 days
Restricted Stock [Member] | Top of range [member] | March 12, 2018 – Extraordinary Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 16.28				32.56
Remaining contractual life	1 year 2 months 12 days	2 years 2 months 12 days
Restricted Stock [Member] | Top of range [member] | March 12, 2018 – Extraordinary Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value					32.87
Restricted Stock [Member] | Top of range [member] | August 13, 2018 – Extraordinary Plan III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 13.38				26.76
Remaining contractual life		1 year 4 months 24 days
Restricted Stock [Member] | Top of range [member] | August 13, 2018 – Extraordinary Plan IV
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	13.36				26.72
Remaining contractual life		1 year 6 months
Restricted Stock [Member] | Top of range [member] | August 13, 2018 – Extraordinary Plan VI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 13.13				26.26
Remaining contractual life	2 years 2 months 12 days	3 years 2 months 12 days
Restricted Stock [Member] | Top of range [member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 22.53
Remaining contractual life	3 years 3 months 18 days
Restricted Stock [Member] | Top of range [member] | April 12, 2019 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 22.85
Remaining contractual life	2 years 3 months 18 days
Restricted Stock [Member] | Top of range [member] | August 13, 2018 – Extraordinary Plan V
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value					R$ 26.65
Remaining contractual life		1 year 7 months 6 days
Performance Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing stock	688
Vested stock	688	0	0	0	0
Performance Shares [Member] | May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 21, 2019
Right acquisition conditions	From 3 to 4 years of service as from the grant date and if the performance conditions are met
Existing stock	688
Vested stock	0
Performance Shares [Member] | Bottom of range [member] | May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 23.10
Remaining contractual life	3 years
Performance Shares [Member] | Top of range [member] | May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 45.70
Remaining contractual life	4 years